Other Receivables and Other Payables	9 Months Ended
Sep. 30, 2025
Other Receivables and Other Payables [Abstract]
OTHER RECEIVABLES AND OTHER PAYABLES
10	OTHER RECEIVABLES AND OTHER PAYABLES

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Prepayments, deposits & other receivables
Rental deposit	6,312	101,680	24,154
Utility deposit	5,700	15,060	3,578
Other deposits	1,820	25,990	6,174
Other receivables	2,089,986	-	-
Other prepayments	-	628,678	149,344
Deferred offering costs	763,342	-	-
	2,867,160	771,408	183,250
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Accrued liabilities & other payables
Employee benefits payable	405,792	560,941	133,253
Lease payable	8,757	-	-
Accrued operating expenses	749,764	997,942	237,063
Utilities payable	8,424	10,285	2,443
	1,172,737	1,569,168	372,759